Loans and Obligations (Tables)	12 Months Ended
Dec. 31, 2023
Loans And Obligations [Abstract]
Summary of Loans and Obligations

	12/31/2023	12/31/2022
Convertible Preferred Shares (i)	431,333	—
Commercial Notes (ii)	73,189	83,212
Consideration payable (iii)	48,199	43,579
Contingent consideration (iv)	64,370	48,499

	617,091	175,290

Current	76,722	13,168
Non-current	540,369	162,122

Summary of Changes in the Commercial Notes
The following table presents the changes in the Commercial Notes up the period ended December 31, 2023 and December 31, 2022:

Face value of the notes issued	80,000
(-) Transaction costs	(974)
Interest expense	4,186

Closing balance December 31, 2022	83,212
Interest expense	10,841
Interest paid	(11,975)
Principal paid	(8,889)

Closing balance December 31, 2023	73,189
Current	21,530
Non-current	51,659

Summary of Convertible Preferred Shares
The following table presents the changes in the Convertible Preferred Shares up the year ended December 31, 2023:

Fair value of the convertible preferred shares, net of transaction costs	439,651
Net foreign exchange loss/(gain)	(16,513)
Interest expense	8,195

Closing balance December 31, 2023	431,333
Current	6,993
Non-current	424,340